Offerings - Offering: 1	May 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	307,939
Proposed Maximum Offering Price per Unit	2.68
Maximum Aggregate Offering Price	$ 825,276.52
Fee Rate	0.01531%
Amount of Registration Fee	$ 126.35
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of 4D Molecular Therapeutics, Inc.'s (the "Registrant") common stock that become issuable under the 2020 Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. (2) Represents the additional shares of common stock available for future issuance under the Registrant's ESPP resulting from an increase approved by the Registrant's Board of Directors on May 5, 2025, 2025. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act on the basis of the average of the high and the low prices of common stock as reported on the Nasdaq Global Select Market on May 7, 2025, multiplied by 85%. Pursuant to the ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of a share of common stock on the applicable Grant Date or applicable Exercise Date. (4) The Registrant does not have any fee offsets.